Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

(3) Related Party Transactions

During the six months ended June 30, 2021, the Company issued notes payable to related parties totaling $800,000. Remaining principal balance on this and other related party notes was $1,074,230 at June 30, 2021, net of unamortized discount of $22,500.

As of June 30, 2021 and December 31, 2020, the Company had accounts payable and accrued liabilities due to related parties of $1,598,435 and $2,621,940, respectively.

During the six months ended June 30, 2021, Company issued 490,000 and -0- shares of common stock to executives and other employees as a signing bonus, respectively, and recorded related stock-based compensation expense of $490,000 and $0, respectively.

On April 11, 2019, the Company entered into an employment agreement with a former owner of a business sold to the Company. As per the agreement, 1,375,000 shares of the Company’s common stock are to be issued and held in escrow by the Company’s legal counsel and disbursed in equal one-third (1/3) increments on each anniversary of the employment. Stock-based compensation of $38,042 was recognized for the six months ended June 30, 2021 and 2020, respectively.

(3) Related Party Transactions

During the twelve months ended December 31, 2020 and 2019, the Company issued convertible notes payable to related parties totaling $-0- and $-0-, net of debt discount of $-0- and $620,000. During the twelve months ending December 31, 2020 and 2019, related parties converted principal to equity for $254,566 and $400,000, respectively, including accrued unpaid interest. During the twelve months ended December 31, 2020 and 2019, $870 and $10,123 of the debt discount was amortized on these convertible notes. The Company issued 25,409,544 and 2,500,000 shares of common stock for conversion of related party convertible notes from debt to equity, respectively, during the twelve months ended December 31, 2020 and 2019, respectively, including accrued unpaid interest at time of conversion. Remaining principal balance on related party convertible notes was $-0- at December 31, 2020. See note 9. Balance of the related party convertible notes at December 31, 2020 and 2019, net of unamortized debt discount, was $-0- and $10,123, respectively.

During the twelve months ended December 31, 2020 and 2019, the Company issued notes payable to related parties totaling $20,000 and $630,500, net of debt discount of $5,526 and $27,256 along with 56,000 and 224,000 stock options, respectively. During the twelve months ended December 31, 2020 and 2019, total payments of $227,211 and $84,890 were made on outstanding related party notes payable, and $23,836 and $8,946 of the total debt discount was amortized, respectively. Remaining principal balance, net of unamortized debt discount, on related party notes payable as of December 31, 2020 and 2019 was $270,645 and $527,300, respectively. See note 8.

As of December 31, 2020 and 2019, the Company had accounts payable and accrued liabilities due to related parties of $2,621,940 and $51,125, respectively. These liabilities are due to purchases of fuel, accrued interest on related party notes, and accrued executive payroll.

On April 5, 2019, the Company issued a total of 25,000,000 shares of common stock to the two founders.

On April 11, 2019, the Company entered into an employment agreement with a former owner of a business sold to the Company. The agreement calls for an annual salary of $75,000, an annual bonus of $25,000 and an annual raise of up to 5% of the total salary based upon an annual review. As per the agreement, 1,375,000 shares of the Company’s common stock are to be issued and held in escrow by the Company’s legal counsel and disbursed in equal one-third (1/3) increments on each anniversary of the employment. Stock-based compensation was recognized in the year ending December 31, 2020 and the period ending December 31, 2019 in the amounts of $76,063 and $57,063, respectively. See note 11.

In December 2020, the Company issued 2,000,000 shares of common stock to related parties for consulting services. Stock-based compensation was recognized in the year ending December 31, 2020 of $2,000,000. See note 11.

During the twelve months ended December 31, 2020 and 2019, the Company issued 500,000 and -0- shares of common stock to executives and other employees as a signing bonus, respectively. The Company recorded stock-based compensation expense of $500,000 and $-0- during the twelve months ended December 31, 2020 and the period ended December 31, 2019, respectively.

The Company entered into a consulting agreement, dated November 18, 2020 with Balance Labs, Inc., the President of which is the former President of the Company and beneficial owner of approximately 37% of the Company’s shares. Pursuant to the agreement, Balance Labs will provide various consulting services to the Company going forward. In payment of services that Balance Labs has already provided, the Company issued Balance Labs 1,000,000 shares of its common stock and upon the completion of its initial public offering we will make a one-time payment of $200,000 to Balance Labs. During the first year of the term of the agreement, the Company will pay Balance Labs $25,000 per month, provided that no payments will be due until after the completion of our initial public offering. In the second year of the agreement, the payment will decrease to $22,500 per month. On each anniversary of the initial term and the renewal terms the Company will issue Balance Labs 500,000 shares of its common stock.